Schedule of Investments

The 3D Printing ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.5%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc.*	5,872	$241,574
Hexcel Corp.	1,195	41,335
Howmet Aerospace, Inc.	22,591	295,264
Moog, Inc., Class A	4,729	233,991
Total Aerospace & Defense		812,164

Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	2,415	228,604

Chemicals - 0.9%
Arkema SA (France)	467	38,740
DuPont de Nemours, Inc.	973	45,750
Eastman Chemical Co.	674	40,784
Evonik Industries AG (Germany)	1,574	38,741
Koninklijke DSM NV (Netherlands)	296	36,249
PolyOne Corp.	1,826	42,528
Toray Industries, Inc. (Japan)	7,908	36,778
Total Chemicals		279,570

Electrical Equipment - 1.4%
AMETEK, Inc.	4,647	389,744
SGL Carbon SE (Germany)*	12,567	38,905
Total Electrical Equipment		428,649

Electronic Equipment, Instruments & Components - 12.3%
FARO Technologies, Inc.*	7,838	430,228
Hexagon AB, Class B (Sweden)*	8,049	401,885
Renishaw PLC (United Kingdom)	36,404	1,615,775
Trimble, Inc.*	38,666	1,339,003
Total Electronic Equipment, Instruments & Components		3,786,891

Health Care Equipment & Supplies - 8.5%
Align Technology, Inc.*	1,956	420,247
Medtronic PLC	2,561	250,030
NuVasive, Inc.*	4,589	279,378
Straumann Holding AG (Switzerland)	1,857	1,409,031
Stryker Corp.	1,400	261,002
Total Health Care Equipment & Supplies		2,619,688

Industrial Conglomerates - 1.9%
3M Co.	253	38,436
General Electric Co.	38,847	264,160
Siemens AG (Germany)	2,888	267,997
Total Industrial Conglomerates		570,593

Machinery - 17.9%
ExOne Co. (The)*	223,753	1,738,561
Lincoln Electric Holdings, Inc.	3,294	265,200
OC Oerlikon Corp. AG (Switzerland)	34,259	256,610
Proto Labs, Inc.*	18,400	1,869,256
Sandvik AB (Sweden)*	2,626	40,726
SLM Solutions Group AG (Germany)*	180,338	1,331,987
Total Machinery		5,502,340

Metals & Mining - 1.9%
Allegheny Technologies, Inc.*	4,655	34,959
Arconic Corp.*	28,654	249,863
Carpenter Technology Corp.	1,914	42,433
Kaiser Aluminum Corp.	3,347	241,754
Total Metals & Mining		569,009

Professional Services - 0.8%
Bertrandt AG (Germany)	6,668	256,847

Semiconductors & Semiconductor Equipment - 0.9%
Ultra Clean Holdings, Inc.*	15,199	279,510
Software - 29.6%
Altair Engineering, Inc., Class A*	41,705	1,375,848
ANSYS, Inc.*	4,714	1,234,266
Autodesk, Inc.*	7,086	1,326,003
Dassault Systemes (France)	8,097	1,185,007
Materialise NV (Belgium)*(a)	72,424	1,481,795
Microsoft Corp.	6,875	1,232,069
PTC, Inc.*	18,519	1,282,441
Total Software		9,117,429

Technology Hardware, Storage & Peripherals - 20.0%
3D Systems Corp.*	196,532	1,668,556
Eastman Kodak Co.*	16,733	37,649
HP, Inc.	92,872	1,440,445
MGI Digital Graphic Technology (France)*	32,461	1,405,115
Stratasys Ltd.*	88,584	1,567,937
Xerox Holdings Corp.	2,086	38,153
Total Technology Hardware, Storage & Peripherals		6,157,855

Total Common Stocks
(Cost $31,270,488)		30,609,149

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $51,989)	425	37,743

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b)
(Cost $118,740)	118,740	118,740

Total Investments–100.0%
(Cost $31,441,217)		30,765,632
Other Assets in Excess of Liabilities–0.0%(c)		10,040
Net Assets–100.0%		$30,775,672

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.
(c)	Less than 0.05%

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$30,609,149	$–	$–	$30,609,149
Preferred Stock(d)	37,743	–	–	37,743
Money Market Fund	118,740	–	–	118,740
Total	$30,765,632	$–	$–	$30,765,632

(d) Please refer to the Schedule of Investments to view securities segregated by industry type.